First Trust Nasdaq Transportation ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
First Trust Nasdaq Transportation ETF | First Trust Nasdaq Transportation ETF
Prospectus [Line Items]
Annual Return [Percent]	17.02%	20.61%	(25.21%)	24.23%	15.16%	14.56%	(14.98%)	15.62%